Initial Public Offering (Details) - Star Peak Energy Transition Corp [Member] - USD ($)			3 Months Ended	12 Months Ended
	Aug. 26, 2020	Aug. 20, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Subsidiary, Sale of Stock [Line Items]
Price per share				$ 10.00
Deferred underwriting commissions in connection with the initial public offering	$ 12,300,000		$ 13,425,476	$ 13,425,476	$ 13,425,476
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued	3,358,504	35,000,000
Price per share	$ 10.00	$ 10.00	$ 10.00
Gross proceeds from sale of units		$ 350,000,000.0
Offering costs		20,000,000.0
Deferred underwriting commissions in connection with the initial public offering		12,300,000
Number of shares in a unit			1	1
Number of warrants in a unit			0.33	0.33
Number of shares issuable per warrant			1	1
Exercise price of warrants			$ 11.50	$ 11.50
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued	3,358,504		5,250,000	5,250,000
Price per share	$ 10.00		$ 10.00	$ 10.00
Gross proceeds from sale of units	$ 33,600,000
Offering costs	1,900,000
Deferred underwriting commissions in connection with the initial public offering	$ 1,200,000
As Previously Reported
Subsidiary, Sale of Stock [Line Items]
Deferred underwriting commissions in connection with the initial public offering					$ 13,425,476
As Previously Reported | Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Offering costs		$ 20,200,000